CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands		Issued capital [member]	Capital reserve [member]	Other equity transaction [member]	Treasury shares [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Reserve of cash flow hedges [member]	Reserve of remeasurements of defined benefit plans [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
BALANCES AT DECEMBER 31, 2019 at Dec. 31, 2019		R$ 12,460,471	R$ 141,834	R$ 51,011	R$ (38,239)	R$ (193,379)	R$ 4,454	R$ (176,823)		R$ (4,131,913)	R$ 7,760,695	R$ 252,726	R$ 8,013,421
Comprehensive income (loss)
Gains (losses) on foreign currency translation of foreign operations						(240,273)					(240,273)	44,303	(195,970)
Loss on net investment hedge						(385,539)					(385,539)		(385,539)
Gains on marketable securities measured at FVTOCI	[1]						4,257				4,257		4,257
Unrealized losses in cash flow hedge											(544,187)		(544,187)
Actuarial gains (losses) on pension and post-employment plans								20,229			20,229	(95)	20,134
Income for the period										609,668	609,668	12,866	622,534
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						(625,812)	4,257	20,229		609,668	(535,845)	57,074	(478,771)
Share-based payments				(1,274)	20,371						19,097		19,097
Acquisition of non-controlling interests				(50,945)							(50,945)	(54,863)	(105,808)
BALANCES AT SEPTEMBER 30, 2020 at Sep. 30, 2020		12,460,471	141,834	(1,208)	(123,938)	(819,191)	8,711	(156,594)		(3,522,245)	7,086,932	254,937	7,341,869
Comprehensive income (loss)
Acquisition of treasury shares					(106,070)						(106,070)		(106,070)
BALANCES AT DECEMBER 31, 2019 at Dec. 31, 2020		12,460,471	141,834	246	(123,938)	(678,969)	7,016	(438,221)	R$ (188,627)	(2,594,028)	8,585,784	227,750	8,813,534
Comprehensive income (loss)
Gains (losses) on foreign currency translation of foreign operations						(159,117)					(159,117)	(45,099)	(204,216)
Loss on net investment hedge						(61,079)					(61,079)		(61,079)
Gains on marketable securities measured at FVTOCI	[1]						26,030				26,030		26,030
Unrealized losses in cash flow hedge								(239,566)			(239,566)	67	(239,499)
Actuarial gains (losses) on pension and post-employment plans									11,852		11,852	(123)	11,729
Income for the period										(501,816)	(501,816)	6,933	(494,883)
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						(220,196)	26,030	(239,566)	11,852	(501,816)	(923,696)	(38,222)	(961,918)
Realized gain in marketable securities at FVTOCI	[1]						(33,046)			33,046
Dividends												(80)	(80)
Share-based payments				(886)	18,318						17,432		17,432
Acquisition of non-controlling interests	[2]			(79,673)							(79,673)	(113,049)	(192,722)
BALANCES AT SEPTEMBER 30, 2020 at Sep. 30, 2021		R$ 12,460,471	R$ 141,834	R$ (80,313)	R$ (105,620)	R$ (899,165)		R$ (677,787)	R$ (176,775)	R$ (3,062,798)	R$ 7,599,847	R$ 76,399	R$ 7,676,246

[1]	FVTOCI: Fair Value Through Other Comprehensive Income.
[2]	Acquisition of remaining participation in the subsidiary AFC (note 1.1).